Annual Fund Operating Expenses	Jun. 05, 2026
EMERALD BANKING & FINANCE EVOLUTION FUND | Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.35%
Component1 Other Expenses	0.38%	[1]
Component2 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.63%
EMERALD BANKING & FINANCE EVOLUTION FUND | Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.75%
Component1 Other Expenses	0.38%	[1]
Component2 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.63%
Expenses (as a percentage of Assets)	2.28%
EMERALD BANKING & FINANCE EVOLUTION FUND | Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.38%	[1]
Component2 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	1.33%
EMERALD BANKING & FINANCE EVOLUTION FUND | Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.38%	[1]
Component2 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.53%
Expenses (as a percentage of Assets)	1.68%
EMERALD GROWTH FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
EMERALD GROWTH FUND | Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.35%
Component1 Other Expenses	0.06%	[2]
Component2 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	(0.02%)	[3]
Net Expenses (as a percentage of Assets)	0.99%
EMERALD GROWTH FUND | Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.75%
Component1 Other Expenses	0.06%	[2]
Component2 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.31%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.66%
Fee Waiver or Reimbursement	(0.02%)	[3]
Net Expenses (as a percentage of Assets)	1.64%
EMERALD GROWTH FUND | Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.06%	[2]
Component2 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.71%
Fee Waiver or Reimbursement	(0.02%)	[3]
Net Expenses (as a percentage of Assets)	0.69%
EMERALD GROWTH FUND | Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.06%	[2]
Component2 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.06%
Fee Waiver or Reimbursement	(0.02%)	[3]
Net Expenses (as a percentage of Assets)	1.04%

[1]	As of the date of this Prospectus, the Fund has not commenced investment operations. Accordingly, “Other Fund Expenses” are estimated for the current fiscal year.
[2]	The Fund commenced investment operations on June 8, 2026. Substantially all of the assets of the Emerald Growth Fund, as a series of Financial Investors Trust (for this section only, the “Predecessor Fund”), were transferred to the Fund in a tax-free reorganization (the “Reorganization”) as of the close of business on June 5, 2026.Accordingly, “Other Fund Expenses” have been restated to reflect expenses estimated to be incurred for the Fund for the current fiscal year. Unless otherwise indicated, references to the “Fund” in this section refer to the Predecessor Fund and Fund.
[3]	Pursuant to a written agreement (the “AFFE Agreement”), Emerald Mutual Fund Advisers Trust (“Emerald” or the “Adviser”) has agreed to waive and/or reimburse the Fund’s Class A, Class C, Institutional Class, and Investor Class Shares for any acquired fund fees and expenses incurred by the Fund in connection with the Fund’s investment in any exchange-traded funds advised or sub-advised by the Adviser. The amount of such waived fees shall not be subject to recapture by the Adviser. The AFFE Agreement has no termination date. Prior to December 31, 2027, and thereafter, this waiver may not be modified or discontinued without the approval of the Fund’s board of directors.